Accrued Expenses and Other Current Liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued payroll	$ 12,243	$ 16,413
Other accrued expenses and liabilities	6,937	7,723
Inventories
Accrued Expenses and Other Current Liabilities [Line Items]
Inventory Purchase Commitment, Amount	4,168	0
Management
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued payroll	5,919	0
Other accrued expenses and liabilities	$ 1,433	$ 0